Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - Defined benefit pension plans [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 13,564	$ 13,573
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 1,259	$ 1,752
Asset allocation of defined benefit pension plans, Percentage of total plan assets	10.00%	13.00%
Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,243	$ 3,314
Asset allocation of defined benefit pension plans, Percentage of total plan assets	24.00%	25.00%
Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 2,866	$ 2,722
Asset allocation of defined benefit pension plans, Percentage of total plan assets	21.00%	20.00%
Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 2,643	$ 2,502
Asset allocation of defined benefit pension plans, Percentage of total plan assets	19.00%	18.00%
Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 288	$ 387
Asset allocation of defined benefit pension plans, Percentage of total plan assets	2.00%	3.00%
Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,265	$ 2,896
Asset allocation of defined benefit pension plans, Percentage of total plan assets	24.00%	21.00%
Level 1 [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	36.00%	41.00%
Level 1 [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	99.00%	100.00%
Level 1 [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	15.00%	16.00%